Commitments under Operating and Finance Leases - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis of operating lease payments [Abstract]
Operating lease commitments for discontinued operations	€ 252	€ 237	€ 172